Common Stock And Share-Based Compensation (Restricted Stock Units) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Common Stock And Share-Based Compensation [Abstract]
Restricted stock units terms, percentage of shares to vest	20.00%
Restricted stock units terms, percentage of shares to vest, remaining percentage	40.00%
Weighted average grant-date fair value of RSU's	$ 45.10	$ 42.97	$ 35.53
Total fair value	$ 11	$ 5	$ 1
Total unrecognized compensation costs	$ 31
Remaining weighted average period, Years	2.42
Nonvested at January 1, Number of Restricted Stock Units	1,154,396
Granted, Number of Restricted Stock Units	841,122
Vested, Number of Restricted Stock Units	(280,937)
Forfeited, Number of Restricted Stock Units	(88,533)
Nonvested at December 31, Number of Restricted Stock Units	1,626,048	1,154,396
Nonvested at January 1, Weighted Average Grant-Date Fair Value	$ 39.74
Granted, Weighted Average Grant Date Fair Value	$ 45.10
Vested, Weighted Average Grant Date Fair Value	$ 39.72
Forfeited, Weighted Average Grant Date Fair Value	$ 42.60
Nonvested at December 31, Weighted Average Grant-Date Fair Value	$ 42.57	$ 39.74